Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS VARIABLE EQUITY TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2011
Legg Mason Global Currents Variable International All Cap Opportunity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text block]	cik0001176343_SupplementTextBlock

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

JUNE 17, 2011

SUPPLEMENT TO PROSPECTUS OF

LEGG MASON GLOBAL CURRENTS VARIABLE INTERNATIONAL ALL CAP OPPORTUNITY PORTFOLIO

DATED MAY 1, 2011

Prospectus

The following is added to the end of the section labeled "Performance" in the fund's Prospectus:

Effective July 1, 2011, the fund will change its performance benchmark from the MSCI EAFE (Europe, Australasia and Far East) Index to the MSCI All Country World Index ex USA (MSCI ACWI ex USA). The MSCI ACWI Index ex USA is a market capitalization weighted index designed to measure the equity market performance of developed and emerging markets. Management believes the MSCI ACWI Index ex USA is a more appropriate benchmark for the fund since the index is broader and more diversified than the MSCI EAFE Index and as a result will provide shareholders with a better tool for assessing the fund's success relative to its investment objective and comparable funds.